John Hancock
Balanced Fund
Quarterly portfolio holdings 7/31/2021

Fund’s investments
As of 7-31-21 (unaudited)
	Shares	Value
Common stocks 56.6%		$2,378,789,268
(Cost $1,241,367,953)
Communication services 9.3%		390,324,373
Diversified telecommunication services 1.3%
Verizon Communications, Inc.	1,000,170	55,789,483
Interactive media and services 5.6%
Alphabet, Inc., Class A (A)	62,635	168,771,847
Facebook, Inc., Class A (A)	180,367	64,264,762
Media 2.4%
Comcast Corp., Class A	1,725,281	101,498,281
Consumer discretionary 6.7%		280,246,854
Internet and direct marketing retail 3.3%
Amazon.com, Inc. (A)	41,171	137,000,208
Multiline retail 0.8%
Dollar General Corp.	137,024	31,877,263
Specialty retail 2.6%
Dick’s Sporting Goods, Inc.	300,320	31,275,325
Lowe’s Companies, Inc.	287,430	55,384,887
Ulta Beauty, Inc. (A)	73,583	24,709,171
Consumer staples 3.4%		143,249,220
Beverages 0.3%
Anheuser-Busch InBev SA/NV	231,515	14,611,458
Food and staples retailing 2.1%
Sysco Corp.	344,588	25,568,430
Walmart, Inc.	434,518	61,940,541
Household products 1.0%
The Procter & Gamble Company	289,171	41,128,791
Energy 1.6%		65,934,300
Oil, gas and consumable fuels 1.6%
ConocoPhillips	288,737	16,186,596
Devon Energy Corp.	701,144	18,117,561
Pioneer Natural Resources Company	43,477	6,320,251
Suncor Energy, Inc.	585,139	11,486,279
Valero Energy Corp.	206,415	13,823,613
Financials 7.5%		314,997,426
Banks 2.6%
Citizens Financial Group, Inc.	706,836	29,800,206
JPMorgan Chase & Co.	515,621	78,260,955
Capital markets 1.5%
BlackRock, Inc.	33,277	28,856,816
The Goldman Sachs Group, Inc.	91,795	34,412,110
Consumer finance 1.3%
Discover Financial Services	433,795	53,929,394
Diversified financial services 1.7%
Berkshire Hathaway, Inc., Class B (A)	262,953	73,177,190
Insurance 0.4%
Arthur J. Gallagher & Company	118,877	16,560,755
2	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Health care 8.1%		$340,322,425
Biotechnology 0.9%
Gilead Sciences, Inc.	209,201	14,286,336
Incyte Corp. (A)	145,270	11,236,635
Sage Therapeutics, Inc. (A)	45,505	1,989,934
Vertex Pharmaceuticals, Inc. (A)	39,475	7,957,371
Health care equipment and supplies 2.4%
Abbott Laboratories	392,583	47,494,691
Danaher Corp.	185,512	55,187,965
Health care providers and services 1.1%
UnitedHealth Group, Inc.	116,340	47,957,675
Life sciences tools and services 1.0%
PerkinElmer, Inc.	82,764	15,082,084
Thermo Fisher Scientific, Inc.	49,771	26,876,838
Pharmaceuticals 2.7%
AstraZeneca PLC	293,360	33,710,172
Eli Lilly & Company	214,594	52,253,639
Johnson & Johnson	152,666	26,289,085
Industrials 4.5%		191,557,112
Aerospace and defense 0.6%
Northrop Grumman Corp.	68,925	25,021,154
Building products 0.1%
The AZEK Company, Inc. (A)	142,588	5,185,926
Industrial conglomerates 1.8%
Honeywell International, Inc.	124,602	29,130,702
Roper Technologies, Inc.	52,112	25,604,710
Siemens AG	141,061	22,010,262
Machinery 2.0%
Deere & Company	106,045	38,344,812
Ingersoll Rand, Inc. (A)	534,490	26,120,526
Xylem, Inc.	160,024	20,139,020
Information technology 13.1%		550,369,656
Communications equipment 1.3%
Cisco Systems, Inc.	976,611	54,074,951
IT services 1.8%
Fidelity National Information Services, Inc.	154,554	23,036,274
PayPal Holdings, Inc. (A)	194,002	53,453,371
Semiconductors and semiconductor equipment 2.8%
Broadcom, Inc.	154,110	74,804,994
Micron Technology, Inc. (A)	540,411	41,925,085
Software 5.0%
Microsoft Corp.	586,547	167,113,106
salesforce.com, Inc. (A)	102,763	24,861,453
SAP SE, ADR (B)	122,060	17,542,463
Technology hardware, storage and peripherals 2.2%
Apple, Inc.	641,423	93,557,959
Materials 1.2%		52,874,670
Chemicals 0.5%
Linde PLC	69,314	21,306,430
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	3

	Shares	Value
Materials (continued)
Metals and mining 0.7%
Franco-Nevada Corp.	104,309	$16,683,922
Lundin Mining Corp.	792,889	7,225,992
Teck Resources, Ltd., Class B	335,482	7,658,326
Real estate 1.0%		40,297,379
Equity real estate investment trusts 1.0%
American Tower Corp.	86,904	24,576,451
Digital Realty Trust, Inc.	101,978	15,720,928
Utilities 0.2%		8,615,853
Independent power and renewable electricity producers 0.1%
Brookfield Renewable Corp., Class A	150,897	6,404,069
Multi-utilities 0.1%
Algonquin Power & Utilities Corp.	40,250	2,115,943

Dominion Energy, Inc.	961	95,841
Preferred securities 0.1%		$5,412,180
(Cost $4,661,187)
Communication services 0.0%		942,548
Wireless telecommunication services 0.0%
Telephone & Data Systems, Inc., 6.625%	33,200	942,548
Financials 0.0%		277,501
Banks 0.0%
GMAC Capital Trust I (3 month LIBOR + 5.785%), 5.941% (C)	1,901	50,624
Wells Fargo & Company, 7.500%	150	226,877
Information technology 0.0%		1,632,367
Semiconductors and semiconductor equipment 0.0%
Broadcom, Inc., 8.000%	1,057	1,632,367
Utilities 0.1%		2,559,764
Electric utilities 0.1%
NextEra Energy, Inc., 5.279%	29,840	1,531,986
The Southern Company, 6.750%	1,552	80,471
Multi-utilities 0.0%
DTE Energy Company, 6.250%	1,413	72,487
NiSource, Inc., 7.750%	8,300	874,820

	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 15.3%				$642,534,605
(Cost $625,514,235)
U.S. Government 9.7%				407,777,941
U.S. Treasury
Bond	1.875	02-15-51	49,046,400	48,701,543
Bond	2.250	05-15-41	46,849,000	50,326,074
Bond	2.250	08-15-49	8,240,000	8,859,931
Bond	2.500	02-15-45	15,366,000	17,191,913
Bond	3.000	02-15-47	684,000	840,492
Bond	3.125	11-15-41	16,558,000	20,334,647
Note	0.250	03-15-24	37,395,000	37,365,785
Note	0.250	05-15-24	5,995,000	5,984,228
Note	0.250	06-15-24	12,465,000	12,437,733
Note	0.875	06-30-26	62,626,000	63,193,548
4	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government (continued)
Note	1.250	03-31-28	23,879,000	$24,323,933
Note	1.250	04-30-28	31,428,000	32,008,681
Note	1.250	06-30-28	39,123,000	39,789,314
Note	1.625	05-15-31	44,776,000	46,420,119
U.S. Government Agency 5.6%				234,756,664
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	2.500	11-01-34	2,225,254	2,340,735
30 Yr Pass Thru	3.000	03-01-43	575,531	624,315
30 Yr Pass Thru	3.000	12-01-45	2,611,715	2,810,952
30 Yr Pass Thru	3.000	10-01-46	9,082,812	9,770,028
30 Yr Pass Thru	3.000	10-01-46	3,010,735	3,232,885
30 Yr Pass Thru	3.000	12-01-46	2,281,103	2,431,596
30 Yr Pass Thru	3.000	12-01-46	1,999,115	2,152,947
30 Yr Pass Thru	3.000	04-01-47	3,602,835	3,809,935
30 Yr Pass Thru	3.000	10-01-49	5,088,373	5,406,307
30 Yr Pass Thru	3.000	10-01-49	3,901,793	4,132,174
30 Yr Pass Thru	3.000	12-01-49	1,087,146	1,155,498
30 Yr Pass Thru	3.000	12-01-49	6,737,245	7,066,093
30 Yr Pass Thru	3.000	01-01-50	6,717,696	7,140,059
30 Yr Pass Thru	3.500	10-01-46	3,235,460	3,521,643
30 Yr Pass Thru	3.500	12-01-46	1,532,851	1,659,333
30 Yr Pass Thru	3.500	11-01-48	1,153,043	1,254,177
30 Yr Pass Thru	4.000	11-01-47	655,827	705,735
30 Yr Pass Thru	4.000	08-01-48	756,286	819,599
30 Yr Pass Thru	4.500	03-01-41	1,099,915	1,227,149
30 Yr Pass Thru	5.500	11-01-39	624,543	727,448
Federal National Mortgage Association
30 Yr Pass Thru (D)	2.000	TBA	25,997,000	26,513,334
30 Yr Pass Thru	2.000	09-01-50	13,674,557	13,973,032
30 Yr Pass Thru	2.000	09-01-50	4,403,784	4,506,786
30 Yr Pass Thru	2.000	10-01-50	1,772,869	1,818,214
30 Yr Pass Thru (D)	2.500	TBA	25,072,000	26,118,952
30 Yr Pass Thru	2.500	09-01-50	12,424,312	13,080,639
30 Yr Pass Thru	2.500	09-01-50	14,098,762	14,843,543
30 Yr Pass Thru	3.000	02-01-43	411,064	439,831
30 Yr Pass Thru	3.000	03-01-43	142,290	154,294
30 Yr Pass Thru	3.000	05-01-43	217,081	235,665
30 Yr Pass Thru	3.000	12-01-45	2,959,285	3,142,339
30 Yr Pass Thru	3.000	02-01-47	2,199,335	2,367,683
30 Yr Pass Thru	3.000	10-01-47	4,453,003	4,779,943
30 Yr Pass Thru	3.000	12-01-47	1,213,333	1,283,078
30 Yr Pass Thru	3.000	10-01-49	5,506,145	5,881,155
30 Yr Pass Thru	3.000	11-01-49	1,067,379	1,130,403
30 Yr Pass Thru	3.500	06-01-42	2,444,745	2,674,612
30 Yr Pass Thru	3.500	06-01-43	4,555,341	4,979,387
30 Yr Pass Thru	3.500	12-01-44	888,289	964,593
30 Yr Pass Thru	3.500	04-01-45	766,040	830,406
30 Yr Pass Thru	3.500	04-01-45	305,516	331,187
30 Yr Pass Thru	3.500	07-01-47	6,788,585	7,386,575
30 Yr Pass Thru	3.500	12-01-47	1,130,822	1,216,828
30 Yr Pass Thru	3.500	09-01-49	1,045,314	1,106,034
30 Yr Pass Thru	3.500	01-01-50	2,554,954	2,704,164
30 Yr Pass Thru	3.500	03-01-50	5,029,490	5,332,643
30 Yr Pass Thru	4.000	01-01-41	1,221,742	1,342,279
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	5

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.000	09-01-41	633,196	$692,655
30 Yr Pass Thru	4.000	10-01-41	4,287,799	4,711,126
30 Yr Pass Thru	4.000	01-01-47	5,285,746	5,789,857
30 Yr Pass Thru	4.000	04-01-48	792,203	862,075
30 Yr Pass Thru	4.000	10-01-48	707,597	769,564
30 Yr Pass Thru	4.000	07-01-49	954,635	1,032,345
30 Yr Pass Thru	4.500	11-01-39	1,236,947	1,378,920
30 Yr Pass Thru	4.500	09-01-40	670,421	745,556
30 Yr Pass Thru	4.500	05-01-41	400,808	445,727
30 Yr Pass Thru	4.500	07-01-41	1,424,482	1,584,126
30 Yr Pass Thru	4.500	01-01-43	494,385	549,791
30 Yr Pass Thru	4.500	04-01-48	3,195,151	3,506,558
30 Yr Pass Thru	4.500	07-01-48	1,447,410	1,558,625
30 Yr Pass Thru	7.000	06-01-32	694	818
30 Yr Pass Thru	7.500	04-01-31	1,315	1,547

30 Yr Pass Thru	8.000	01-01-31	997	1,167
Foreign government obligations 0.2%				$8,768,528
(Cost $8,208,815)
Argentina 0.0%				2,045,933
Republic of Argentina Bond (2.500% to 7-9-22, then 3.500% to 7-9-29, then 4.875% thereafter)	2.500	07-09-41	5,477,000	2,045,933
Qatar 0.1%				3,258,231
State of Qatar
Bond (E)	3.375	03-14-24	1,718,000	1,837,831
Bond (E)	5.103	04-23-48	1,060,000	1,420,400
Saudi Arabia 0.1%				3,464,364
Kingdom of Saudi Arabia Bond (E)	4.375	04-16-29	2,984,000	3,464,364

Corporate bonds 21.7%				$911,796,058
(Cost $871,870,277)
Communication services 2.9%				123,889,308
Diversified telecommunication services 1.1%
AT&T, Inc.	2.300	06-01-27	1,244,000	1,302,466
AT&T, Inc.	3.100	02-01-43	7,991,000	7,985,639
AT&T, Inc.	3.500	06-01-41	2,780,000	2,953,369
AT&T, Inc.	3.650	06-01-51	528,000	559,585
AT&T, Inc.	3.800	02-15-27	320,000	359,148
C&W Senior Financing DAC (E)	6.875	09-15-27	1,515,000	1,606,036
Cincinnati Bell, Inc. (E)	7.000	07-15-24	1,701,000	1,737,146
Connect Finco SARL (E)	6.750	10-01-26	2,042,000	2,146,653
GCI LLC (E)	4.750	10-15-28	860,000	895,475
Kenbourne Invest SA (E)	4.700	01-22-28	309,000	310,159
Kenbourne Invest SA (E)	6.875	11-26-24	500,000	529,375
Level 3 Financing, Inc. (E)	3.400	03-01-27	1,719,000	1,820,369
Radiate Holdco LLC (E)	6.500	09-15-28	801,000	832,383
Switch, Ltd. (E)	3.750	09-15-28	272,000	278,249
Telecom Argentina SA (E)	8.000	07-18-26	653,000	626,887
Telecom Italia Capital SA	7.200	07-18-36	1,810,000	2,312,275
Telecom Italia SpA (E)	5.303	05-30-24	1,140,000	1,236,160
Telefonica Emisiones SA	5.213	03-08-47	3,146,000	3,948,735
Telesat Canada (E)	5.625	12-06-26	738,000	684,480
Total Play Telecomunicaciones SA de CV (E)	7.500	11-12-25	2,803,000	2,993,884
6	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Diversified telecommunication services (continued)
Verizon Communications, Inc.	2.650	11-20-40	1,319,000	$1,291,344
Verizon Communications, Inc.	3.000	03-22-27	235,000	255,002
Verizon Communications, Inc.	4.329	09-21-28	3,858,000	4,524,971
Verizon Communications, Inc.	4.400	11-01-34	1,365,000	1,655,586
Verizon Communications, Inc.	4.500	08-10-33	1,582,000	1,928,189
Entertainment 0.3%
AMC Entertainment Holdings, Inc. (10.000% Cash or 12.000% PIK) (E)	12.000	06-15-26	1,797,000	1,603,823
Lions Gate Capital Holdings LLC (E)	5.500	04-15-29	1,760,000	1,801,712
Live Nation Entertainment, Inc. (E)	4.750	10-15-27	1,565,000	1,598,256
Netflix, Inc.	4.875	04-15-28	2,725,000	3,184,408
Netflix, Inc. (E)	4.875	06-15-30	930,000	1,120,436
Netflix, Inc. (E)	5.375	11-15-29	435,000	536,681
Netflix, Inc.	5.875	11-15-28	2,295,000	2,851,538
Playtika Holding Corp. (E)	4.250	03-15-29	249,000	248,378
Interactive media and services 0.1%
ANGI Group LLC (E)	3.875	08-15-28	854,000	852,933
Match Group Holdings II LLC (E)	4.125	08-01-30	1,271,000	1,329,784
Twitter, Inc. (E)	3.875	12-15-27	930,000	994,728
Media 0.9%
Altice Financing SA (E)	5.000	01-15-28	351,000	344,858
Altice France Holding SA (E)	10.500	05-15-27	225,000	247,500
Cable One, Inc. (E)	4.000	11-15-30	448,000	450,240
CCO Holdings LLC (E)	4.500	06-01-33	1,006,000	1,047,246
Charter Communications Operating LLC	3.900	06-01-52	1,177,000	1,219,256
Charter Communications Operating LLC	4.200	03-15-28	2,598,000	2,958,669
Charter Communications Operating LLC	4.800	03-01-50	3,305,000	3,876,650
Charter Communications Operating LLC	5.750	04-01-48	3,713,000	4,795,181
Charter Communications Operating LLC	6.484	10-23-45	2,885,000	4,058,493
Clear Channel Outdoor Holdings, Inc. (E)	7.750	04-15-28	405,000	422,342
Comcast Corp.	4.150	10-15-28	4,557,000	5,298,785
CSC Holdings LLC	5.875	09-15-22	905,000	945,888
Globo Comunicacao e Participacoes SA (E)	4.875	01-22-30	1,890,000	1,949,081
LCPR Senior Secured Financing DAC (E)	5.125	07-15-29	625,000	639,063
LCPR Senior Secured Financing DAC (E)	6.750	10-15-27	765,000	816,247
MDC Partners, Inc. (E)	7.500	05-01-24	1,784,000	1,816,647
News Corp. (E)	3.875	05-15-29	978,000	995,575
Sirius XM Radio, Inc. (E)	4.000	07-15-28	1,754,000	1,809,558
Sirius XM Radio, Inc. (E)	5.000	08-01-27	1,657,000	1,731,565
Townsquare Media, Inc. (E)	6.875	02-01-26	411,000	438,229
Univision Communications, Inc. (E)	4.500	05-01-29	508,000	509,240
Videotron, Ltd. (E)	3.625	06-15-29	839,000	859,975
Virgin Media Finance PLC (E)	5.000	07-15-30	334,000	339,845
WMG Acquisition Corp. (E)	3.000	02-15-31	1,890,000	1,830,635
WMG Acquisition Corp. (E)	3.875	07-15-30	230,000	236,325
Wireless telecommunication services 0.5%
Millicom International Cellular SA (E)	5.125	01-15-28	180,000	187,200
Millicom International Cellular SA (E)	6.250	03-25-29	1,066,500	1,162,485
MTN Mauritius Investments, Ltd. (E)	4.755	11-11-24	1,260,000	1,332,411
Oztel Holdings SPC, Ltd. (E)	6.625	04-24-28	785,000	863,520
SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year ICE Swap Rate + 4.854%) (F)	6.875	07-19-27	2,234,000	2,294,877
Sprint Corp.	7.875	09-15-23	1,120,000	1,267,168
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	7

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Wireless telecommunication services (continued)
Telefonica Celular del Paraguay SA (E)	5.875	04-15-27	1,073,000	$1,126,650
T-Mobile USA, Inc.	2.050	02-15-28	2,482,000	2,537,771
T-Mobile USA, Inc.	2.550	02-15-31	606,000	620,332
T-Mobile USA, Inc.	2.875	02-15-31	245,000	246,365
T-Mobile USA, Inc.	3.375	04-15-29	2,210,000	2,301,030
T-Mobile USA, Inc.	3.750	04-15-27	1,111,000	1,238,632
T-Mobile USA, Inc.	3.875	04-15-30	2,820,000	3,184,034
T-Mobile USA, Inc.	4.500	04-15-50	1,601,000	1,958,519
Vodafone Group PLC (7.000% to 1-4-29, then 5 Year U.S. Swap Rate + 4.873%)	7.000	04-04-79	2,443,000	3,034,979
Consumer discretionary 2.5%				105,924,632
Auto components 0.0%
Dealer Tire LLC (E)	8.000	02-01-28	642,000	691,023
LCM Investments Holdings II LLC (E)	4.875	05-01-29	321,000	328,489
Automobiles 0.7%
Daimler Finance North America LLC (E)	3.500	08-03-25	895,000	978,146
Daimler Finance North America LLC (E)	3.750	11-05-21	170,000	171,513
Ford Motor Credit Company LLC	2.900	02-16-28	330,000	330,396
Ford Motor Credit Company LLC	4.000	11-13-30	887,000	938,003
Ford Motor Credit Company LLC	4.125	08-17-27	1,719,000	1,839,330
Ford Motor Credit Company LLC	4.134	08-04-25	5,107,000	5,463,469
Ford Motor Credit Company LLC	5.113	05-03-29	3,014,000	3,412,571
Ford Motor Credit Company LLC	5.875	08-02-21	2,445,000	2,445,000
General Motors Company	5.400	04-01-48	655,000	833,726
General Motors Financial Company, Inc.	3.600	06-21-30	4,082,000	4,482,976
General Motors Financial Company, Inc.	4.350	01-17-27	1,998,000	2,263,123
General Motors Financial Company, Inc.	5.200	03-20-23	1,428,000	1,531,621
Hyundai Capital America (E)	1.800	10-15-25	726,000	738,910
Hyundai Capital America (E)	2.375	10-15-27	726,000	749,011
Nissan Motor Acceptance Corp. (E)	3.450	03-15-23	960,000	999,071
Diversified consumer services 0.1%
GEMS MENASA Cayman, Ltd. (E)	7.125	07-31-26	1,011,000	1,042,594
Service Corp. International	3.375	08-15-30	451,000	449,827
Service Corp. International	4.000	05-15-31	1,221,000	1,260,499
Sotheby’s (E)	7.375	10-15-27	1,078,000	1,151,466
StoneMor, Inc. (E)	8.500	05-15-29	1,812,000	1,816,874
Hotels, restaurants and leisure 1.2%
Affinity Gaming (E)	6.875	12-15-27	579,000	613,914
Bally’s Corp. (E)	6.750	06-01-27	1,833,000	1,979,640
Booking Holdings, Inc.	4.625	04-13-30	1,985,000	2,386,745
Caesars Resort Collection LLC (E)	5.750	07-01-25	410,000	431,013
CCM Merger, Inc. (E)	6.375	05-01-26	503,000	526,505
Choice Hotels International, Inc.	3.700	12-01-29	457,000	498,756
Choice Hotels International, Inc.	3.700	01-15-31	1,312,000	1,438,700
Dave & Buster’s, Inc. (E)	7.625	11-01-25	203,000	214,849
Everi Holdings, Inc. (E)	5.000	07-15-29	146,000	149,285
Expedia Group, Inc.	2.950	03-15-31	1,152,000	1,182,562
Expedia Group, Inc.	3.250	02-15-30	2,021,000	2,121,240
Expedia Group, Inc.	3.800	02-15-28	3,235,000	3,545,934
Expedia Group, Inc.	4.625	08-01-27	1,705,000	1,945,483
Expedia Group, Inc.	5.000	02-15-26	2,774,000	3,160,718
Hilton Domestic Operating Company, Inc. (E)	3.625	02-15-32	1,073,000	1,070,318
Hilton Domestic Operating Company, Inc. (E)	4.000	05-01-31	666,000	681,668
8	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Hilton Domestic Operating Company, Inc.	4.875	01-15-30	1,604,000	$1,720,434
Hilton Domestic Operating Company, Inc. (E)	5.750	05-01-28	237,000	254,775
Hilton Grand Vacations Borrower Escrow LLC (E)	4.875	07-01-31	921,000	903,393
Hilton Grand Vacations Borrower Escrow LLC (E)	5.000	06-01-29	1,217,000	1,227,977
Hyatt Hotels Corp.	4.375	09-15-28	383,000	427,626
Hyatt Hotels Corp.	5.750	04-23-30	1,190,000	1,458,163
International Game Technology PLC (E)	5.250	01-15-29	225,000	240,153
International Game Technology PLC (E)	6.500	02-15-25	765,000	853,583
Jacobs Entertainment, Inc. (E)	7.875	02-01-24	969,000	1,008,971
Life Time, Inc. (E)	8.000	04-15-26	502,000	525,845
Marriott International, Inc.	2.850	04-15-31	1,894,000	1,939,748
Marriott International, Inc.	3.125	06-15-26	650,000	695,119
Marriott International, Inc.	3.500	10-15-32	1,031,000	1,112,522
Marriott International, Inc.	4.625	06-15-30	1,760,000	2,037,959
Marriott Ownership Resorts, Inc. (E)	4.500	06-15-29	211,000	212,319
MGM Resorts International	4.750	10-15-28	1,844,000	1,940,810
Midwest Gaming Borrower LLC (E)	4.875	05-01-29	1,110,000	1,115,550
Mohegan Gaming & Entertainment (E)	8.000	02-01-26	1,166,000	1,213,993
New Red Finance, Inc. (E)	4.000	10-15-30	2,517,000	2,510,305
Resorts World Las Vegas LLC (E)	4.625	04-16-29	1,290,000	1,352,184
Resorts World Las Vegas LLC (E)	4.625	04-06-31	600,000	629,489
Travel + Leisure Company (E)	4.625	03-01-30	479,000	494,682
Travel + Leisure Company	6.600	10-01-25	585,000	655,200
Wyndham Hotels & Resorts, Inc. (E)	4.375	08-15-28	498,000	514,778
Yum! Brands, Inc.	3.625	03-15-31	973,000	992,460
Yum! Brands, Inc. (E)	4.750	01-15-30	908,000	994,260
Household durables 0.1%
Brookfield Residential Properties, Inc. (E)	5.000	06-15-29	773,000	786,914
Century Communities, Inc.	6.750	06-01-27	1,026,000	1,089,602
Empire Communities Corp. (E)	7.000	12-15-25	187,000	197,051
KB Home	4.000	06-15-31	1,278,000	1,329,120
MDC Holdings, Inc.	2.500	01-15-31	632,000	622,590
Toll Brothers Finance Corp.	3.800	11-01-29	285,000	307,800
Internet and direct marketing retail 0.2%
Amazon.com, Inc.	3.150	08-22-27	3,379,000	3,749,581
Amazon.com, Inc.	4.050	08-22-47	1,690,000	2,088,175
eBay, Inc.	2.700	03-11-30	2,477,000	2,607,830
MercadoLibre, Inc.	3.125	01-14-31	227,000	221,827
QVC, Inc.	4.375	03-15-23	960,000	1,008,970
QVC, Inc.	5.450	08-15-34	630,000	668,115
Multiline retail 0.1%
Dollar Tree, Inc.	4.200	05-15-28	3,313,000	3,797,444
Macy’s Retail Holdings LLC (E)	5.875	04-01-29	287,000	302,742
Macy’s, Inc. (E)	8.375	06-15-25	335,000	365,150
Specialty retail 0.1%
Asbury Automotive Group, Inc.	4.750	03-01-30	615,000	651,131
AutoNation, Inc.	4.750	06-01-30	1,295,000	1,548,614
Group 1 Automotive, Inc. (E)	4.000	08-15-28	122,000	125,251
Ken Garff Automotive LLC (E)	4.875	09-15-28	603,000	618,829
Specialty Building Products Holdings LLC (E)	6.375	09-30-26	120,000	126,300
Textiles, apparel and luxury goods 0.0%
Hanesbrands, Inc. (E)	5.375	05-15-25	450,000	472,545
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	9

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Textiles, apparel and luxury goods (continued)
Levi Strauss & Company (E)	3.500	03-01-31	333,000	$341,785
Consumer staples 0.7%				29,982,457
Beverages 0.1%
Anheuser-Busch InBev Worldwide, Inc.	4.600	04-15-48	1,861,000	2,318,606
Constellation Brands, Inc.	3.150	08-01-29	664,000	718,528
Food and staples retailing 0.2%
7-Eleven, Inc. (E)	2.800	02-10-51	1,951,000	1,874,348
Advantage Sales & Marketing, Inc. (E)	6.500	11-15-28	1,530,000	1,583,550
Albertsons Companies, Inc. (E)	3.250	03-15-26	438,000	448,578
Albertsons Companies, Inc. (E)	3.500	03-15-29	1,897,000	1,915,970
Albertsons Companies, Inc. (E)	4.875	02-15-30	651,000	704,708
The Kroger Company	2.200	05-01-30	421,000	428,422
U.S. Foods, Inc. (E)	4.750	02-15-29	902,000	920,040
Food products 0.4%
BRF SA (E)	5.750	09-21-50	1,714,000	1,735,425
Cargill, Inc. (E)	2.125	04-23-30	555,000	572,828
JBS Finance Luxembourg Sarl (E)	3.625	01-15-32	1,341,000	1,350,132
JBS USA Food Company (E)	5.750	01-15-28	2,230,000	2,350,420
JBS USA LUX SA (E)	3.750	12-01-31	434,000	445,935
Kraft Heinz Foods Company	4.375	06-01-46	1,554,000	1,790,595
Kraft Heinz Foods Company	4.875	10-01-49	293,000	365,443
Kraft Heinz Foods Company	5.000	06-04-42	535,000	670,425
Kraft Heinz Foods Company	5.500	06-01-50	959,000	1,284,452
MARB BondCo PLC (E)	3.950	01-29-31	1,016,000	987,552
NBM US Holdings, Inc. (E)	6.625	08-06-29	1,623,000	1,815,342
NBM US Holdings, Inc. (E)	7.000	05-14-26	645,000	685,680
Post Holdings, Inc. (E)	5.500	12-15-29	814,000	870,980
Simmons Foods, Inc. (E)	4.625	03-01-29	186,000	187,786
Household products 0.0%
Edgewell Personal Care Company (E)	4.125	04-01-29	740,000	744,625
Edgewell Personal Care Company (E)	5.500	06-01-28	933,000	987,926
Personal products 0.0%
Natura Cosmeticos SA (E)	4.125	05-03-28	889,000	913,448
Oriflame Investment Holding PLC (E)	5.125	05-04-26	1,277,000	1,310,713
Energy 2.1%				89,340,377
Energy equipment and services 0.1%
CSI Compressco LP (E)	7.500	04-01-25	1,439,000	1,441,288
CSI Compressco LP (E)	7.500	04-01-25	262,000	262,417
CSI Compressco LP (10.000% Cash or 7.250% Cash and 2.750% PIK) (E)	10.000	04-01-26	837,021	770,059
Inkia Energy, Ltd. (E)	5.875	11-09-27	220,000	224,400
Oil, gas and consumable fuels 2.0%
Aker BP ASA (E)	2.875	01-15-26	980,000	1,040,486
Aker BP ASA (E)	3.000	01-15-25	1,070,000	1,131,771
Aker BP ASA (E)	4.000	01-15-31	2,243,000	2,494,112
Altera Infrastructure LP (E)	8.500	07-15-23	1,216,000	1,114,160
Antero Midstream Partners LP (E)	5.375	06-15-29	1,129,000	1,159,415
Antero Resources Corp.	5.000	03-01-25	1,384,000	1,408,220
Antero Resources Corp. (E)	5.375	03-01-30	230,000	234,025
Ascent Resources Utica Holdings LLC (E)	5.875	06-30-29	1,242,000	1,223,370
Cenovus Energy, Inc.	3.950	04-15-22	912,000	925,622
10	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Cheniere Energy Partners LP (E)	4.000	03-01-31	2,363,000	$2,499,581
Cheniere Energy Partners LP	4.500	10-01-29	2,124,000	2,291,265
Cimarex Energy Company	4.375	06-01-24	930,000	1,010,521
DCP Midstream Operating LP (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (E)	5.850	05-21-43	1,062,000	982,350
Diamondback Energy, Inc.	3.125	03-24-31	1,185,000	1,243,980
Enbridge, Inc. (5.500% to 7-15-27, then 3 month LIBOR + 3.418%)	5.500	07-15-77	1,419,000	1,521,878
Enbridge, Inc. (5.750% to 4-15-30, then 5 Year CMT + 5.314%)	5.750	07-15-80	1,735,000	1,960,567
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%)	6.250	03-01-78	1,755,000	1,953,847
Energean Israel Finance, Ltd. (E)	5.375	03-30-28	439,000	448,704
Energean Israel Finance, Ltd. (E)	5.875	03-30-31	772,000	791,584
Energy Transfer LP	4.200	04-15-27	789,000	881,313
Energy Transfer LP	5.150	03-15-45	1,751,000	2,038,443
Energy Transfer LP	5.250	04-15-29	3,812,000	4,542,595
Energy Transfer LP	5.400	10-01-47	1,185,000	1,428,280
Energy Transfer LP	5.500	06-01-27	2,152,000	2,554,858
Energy Transfer LP (6.500% to 11-15-26, then 5 Year CMT + 5.694%) (F)	6.500	11-15-26	2,312,000	2,372,829
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%)	5.250	08-16-77	3,068,000	3,175,587
EQT Corp. (E)	3.125	05-15-26	582,000	598,703
EQT Corp. (E)	3.625	05-15-31	585,000	619,632
Inversiones Latin America Power Ltda (E)	5.125	06-15-33	960,000	951,840
Kinder Morgan Energy Partners LP	7.750	03-15-32	1,345,000	1,964,219
Kinder Morgan, Inc.	4.300	03-01-28	837,000	964,676
Leviathan Bond, Ltd. (E)	6.500	06-30-27	1,935,000	2,127,835
Leviathan Bond, Ltd. (E)	6.750	06-30-30	256,000	286,778
Lundin Energy Finance BV (E)	2.000	07-15-26	1,272,000	1,286,654
Lundin Energy Finance BV (E)	3.100	07-15-31	1,805,000	1,846,119
MC Brazil Downstream Trading SARL (E)	7.250	06-30-31	1,381,000	1,432,649
Midwest Connector Capital Company LLC (E)	3.625	04-01-22	611,000	620,108
Midwest Connector Capital Company LLC (E)	3.900	04-01-24	1,779,000	1,863,816
MPLX LP	4.000	03-15-28	1,538,000	1,726,683
MPLX LP	4.125	03-01-27	310,000	349,429
MPLX LP	4.250	12-01-27	630,000	720,668
MPLX LP (6.875% to 2-15-23, then 3 month LIBOR + 4.652%) (F)	6.875	02-15-23	3,500,000	3,561,250
New Fortress Energy, Inc. (E)	6.500	09-30-26	1,787,000	1,805,263
Occidental Petroleum Corp.	3.500	08-15-29	307,000	306,233
Parkland Corp. (E)	4.500	10-01-29	798,000	820,907
Petrobras Global Finance BV	6.900	03-19-49	800,000	937,720
Petrorio Luxembourg Sarl (E)	6.125	06-09-26	834,000	858,061
Sabine Pass Liquefaction LLC	4.200	03-15-28	1,261,000	1,430,221
Sabine Pass Liquefaction LLC	5.000	03-15-27	890,000	1,037,447
Sabine Pass Liquefaction LLC	5.875	06-30-26	3,060,000	3,640,297
Sunoco LP	4.500	05-15-29	363,000	371,168
Targa Resources Partners LP (E)	4.000	01-15-32	896,000	926,204
Targa Resources Partners LP	5.875	04-15-26	1,726,000	1,805,828
The Williams Companies, Inc.	3.750	06-15-27	1,650,000	1,846,137
The Williams Companies, Inc.	4.550	06-24-24	4,029,000	4,430,057
The Williams Companies, Inc.	5.750	06-24-44	367,000	496,564
TransCanada PipeLines, Ltd.	4.250	05-15-28	1,100,000	1,271,422
Venture Global Calcasieu Pass LLC (E)	3.875	08-15-29	476,000	486,115
Venture Global Calcasieu Pass LLC (E)	4.125	08-15-31	794,000	822,147
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	11

	Rate (%)	Maturity date	Par value^	Value
Financials 4.8%				$201,218,977
Banks 2.8%
Australia & New Zealand Banking Group, Ltd. (6.750% to 6-15-26, then 5 Year ICE Swap Rate + 5.168%) (E)(F)	6.750	06-15-26	960,000	1,128,000
Banco Davivienda SA (6.650% to 4-22-31, then 10 Year CMT + 5.097%) (E)(F)	6.650	04-22-31	612,000	645,660
Banco Santander SA	4.379	04-12-28	1,380,000	1,594,834
Bank of America Corp. (2.087% to 6-14-28, then SOFR + 1.060%)	2.087	06-14-29	2,867,000	2,919,383
Bank of America Corp. (2.592% to 4-29-30, then SOFR + 2.150%)	2.592	04-29-31	2,415,000	2,503,014
Bank of America Corp. (2.687% to 4-22-31, then SOFR + 1.320%)	2.687	04-22-32	4,354,000	4,543,524
Bank of America Corp.	3.248	10-21-27	2,783,000	3,032,713
Bank of America Corp.	3.950	04-21-25	2,424,000	2,661,081
Bank of America Corp. (6.300% to 3-10-26, then 3 month LIBOR + 4.553%) (F)	6.300	03-10-26	3,261,000	3,807,218
Barclays PLC	4.375	01-12-26	1,430,000	1,612,825
BPCE SA (E)	4.500	03-15-25	1,825,000	2,024,763
Citigroup, Inc. (2.561% to 5-1-31, then SOFR + 1.167%)	2.561	05-01-32	1,906,000	1,971,062
Citigroup, Inc.	3.200	10-21-26	3,106,000	3,383,393
Citigroup, Inc.	4.600	03-09-26	3,854,000	4,414,548
Citigroup, Inc. (4.700% to 1-30-25, then SOFR + 3.234%) (F)	4.700	01-30-25	2,228,000	2,307,540
Citigroup, Inc.	5.500	09-13-25	830,000	970,373
Citigroup, Inc. (6.250% to 8-15-26, then 3 month LIBOR + 4.517%) (F)	6.250	08-15-26	1,920,000	2,222,400
Citizens Financial Group, Inc.	3.250	04-30-30	2,593,000	2,845,192
Credit Agricole SA (E)	2.811	01-11-41	1,137,000	1,099,182
Credit Agricole SA (E)	3.250	01-14-30	2,476,000	2,643,418
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (E)(F)	7.875	01-23-24	1,350,000	1,522,125
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (F)	5.100	06-30-23	1,381,000	1,427,264
Freedom Mortgage Corp. (E)	8.125	11-15-24	1,212,000	1,239,270
Freedom Mortgage Corp. (E)	8.250	04-15-25	250,000	259,375
HSBC Holdings PLC (6.375% to 3-30-25, then 5 Year ICE Swap Rate + 4.368%) (F)	6.375	03-30-25	342,000	378,611
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (F)	6.500	04-16-25	375,000	418,781
Intesa Sanpaolo SpA (E)	4.198	06-01-32	974,000	1,002,328
JPMorgan Chase & Co. (2.522% to 4-22-30, then SOFR + 2.040%)	2.522	04-22-31	2,663,000	2,769,453
JPMorgan Chase & Co.	2.950	10-01-26	3,288,000	3,552,472
JPMorgan Chase & Co. (2.956% to 5-13-30, then SOFR + 2.515%)	2.956	05-13-31	2,524,000	2,688,044
JPMorgan Chase & Co. (3.960% to 1-29-26, then 3 month LIBOR + 1.245%)	3.960	01-29-27	2,293,000	2,565,244
JPMorgan Chase & Co. (4.600% to 2-1-25, then SOFR + 3.125%) (F)	4.600	02-01-25	2,063,000	2,135,205
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (F)	6.750	02-01-24	2,400,000	2,650,560
Lloyds Banking Group PLC	4.450	05-08-25	4,088,000	4,591,285
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (F)	7.500	06-27-24	1,455,000	1,641,895
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) (F)	5.125	11-01-26	755,000	839,501
NatWest Group PLC (3.754% to 11-1-24, then 5 Year CMT + 2.100%)	3.754	11-01-29	918,000	976,284
NatWest Group PLC (6.000% to 12-29-25, then 5 Year CMT + 5.625%) (F)	6.000	12-29-25	1,920,000	2,133,600
NatWest Group PLC (8.625% to 8-15-21, then 5 Year U.S. Swap Rate + 7.598%) (F)	8.625	08-15-21	2,611,000	2,614,917
PNC Bank NA	4.050	07-26-28	543,000	633,609
Santander Holdings USA, Inc.	3.244	10-05-26	3,799,000	4,087,517
Santander Holdings USA, Inc.	3.450	06-02-25	3,421,000	3,690,298
Santander Holdings USA, Inc.	3.500	06-07-24	2,082,000	2,228,428
Santander Holdings USA, Inc.	4.400	07-13-27	870,000	983,215
Societe Generale SA (4.750% to 5-26-26, then 5 Year CMT + 3.931%) (E)(F)	4.750	05-26-26	1,776,000	1,833,720
Societe Generale SA (5.375% to 11-18-30, then 5 Year CMT + 4.514%) (E)(F)	5.375	11-18-30	1,348,000	1,455,840
Societe Generale SA (7.375% to 9-13-21, then 5 Year U.S. Swap Rate + 6.238%) (E)(F)	7.375	09-13-21	1,250,000	1,256,013
The PNC Financial Services Group, Inc.	3.150	05-19-27	97,000	106,887
12	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (F)	4.850	06-01-23	1,001,000	$1,042,542
The PNC Financial Services Group, Inc. (6.750% to 11-1-21, then 3 month LIBOR + 3.678%) (F)	6.750	11-01-21	1,861,000	1,865,057
Wells Fargo & Company (2.393% to 6-2-27, then SOFR + 2.100%)	2.393	06-02-28	4,256,000	4,454,927
Wells Fargo & Company (2.879% to 10-30-29, then SOFR + 1.432%)	2.879	10-30-30	3,135,000	3,350,148
Wells Fargo & Company (3.068% to 4-30-40, then SOFR + 2.530%)	3.068	04-30-41	1,741,000	1,823,791
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (F)	5.875	06-15-25	4,959,000	5,616,068
Capital markets 0.8%
Ares Capital Corp.	2.150	07-15-26	2,379,000	2,397,314
Ares Capital Corp.	2.875	06-15-28	1,511,000	1,558,338
Ares Capital Corp.	3.875	01-15-26	2,027,000	2,187,788
Ares Capital Corp.	4.200	06-10-24	976,000	1,051,828
Cantor Fitzgerald LP (E)	4.875	05-01-24	1,944,000	2,130,921
Credit Suisse Group AG (E)	3.574	01-09-23	337,000	341,637
Lazard Group LLC	4.375	03-11-29	1,115,000	1,288,633
Macquarie Bank, Ltd. (E)	3.624	06-03-30	1,265,000	1,355,344
Macquarie Bank, Ltd. (E)	4.875	06-10-25	1,395,000	1,565,877
Morgan Stanley (2.188% to 4-28-25, then SOFR + 1.990%)	2.188	04-28-26	5,097,000	5,292,173
Morgan Stanley	3.875	01-27-26	1,493,000	1,673,998
MSCI, Inc. (E)	3.625	11-01-31	1,605,000	1,696,646
The Goldman Sachs Group, Inc. (2.615% to 4-22-31, then SOFR + 1.281%)	2.615	04-22-32	4,953,000	5,133,081
The Goldman Sachs Group, Inc.	3.850	01-26-27	3,636,000	4,025,773
UBS Group AG (7.000% to 1-31-24, then 5 Year U.S. Swap Rate + 4.344%) (E)(F)	7.000	01-31-24	1,198,000	1,316,303
Consumer finance 0.2%
Ally Financial, Inc.	5.125	09-30-24	2,459,000	2,765,098
Ally Financial, Inc.	5.800	05-01-25	1,215,000	1,412,883
Discover Financial Services	4.100	02-09-27	621,000	705,090
Enova International, Inc. (E)	8.500	09-01-24	142,000	145,550
Enova International, Inc. (E)	8.500	09-15-25	1,175,000	1,223,469
OneMain Finance Corp.	6.875	03-15-25	335,000	379,998
OneMain Finance Corp.	8.875	06-01-25	375,000	412,493
Unifin Financiera SAB de CV (E)	9.875	01-28-29	1,659,000	1,638,263
Diversified financial services 0.3%
Brightstar Escrow Corp. (E)	9.750	10-15-25	522,000	558,540
GE Capital International Funding Company	4.418	11-15-35	3,748,000	4,598,690
Jefferies Financial Group, Inc.	5.500	10-18-23	888,000	950,096
Jefferies Group LLC	4.150	01-23-30	1,680,000	1,919,943
Jefferies Group LLC	4.850	01-15-27	2,010,000	2,354,204
Operadora de Servicios Mega SA de CV (E)	8.250	02-11-25	1,290,000	1,296,450
Voya Financial, Inc. (5.650% to 5-15-23, then 3 month LIBOR + 3.580%)	5.650	05-15-53	2,284,000	2,415,147
Insurance 0.6%
Athene Holding, Ltd.	3.500	01-15-31	865,000	947,081
AXA SA	8.600	12-15-30	660,000	1,000,276
Brighthouse Financial, Inc.	3.700	06-22-27	1,782,000	1,968,270
CNA Financial Corp.	2.050	08-15-30	627,000	626,478
CNO Financial Group, Inc.	5.250	05-30-25	882,000	1,003,630
CNO Financial Group, Inc.	5.250	05-30-29	2,078,000	2,493,231
Liberty Mutual Group, Inc. (7.800% to 3-15-37, then 3 month LIBOR + 3.576%) (E)	7.800	03-15-37	36,000	48,231
MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.205%)	6.400	12-15-36	1,955,000	2,509,645
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	13

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance (continued)
MetLife, Inc. (9.250% to 4-8-38, then 3 month LIBOR + 5.540%) (E)	9.250	04-08-38	320,000	$489,015
New York Life Insurance Company (E)	3.750	05-15-50	1,126,000	1,305,228
Nippon Life Insurance Company (2.750% to 1-21-31, then 5 Year CMT + 2.653%) (E)	2.750	01-21-51	2,711,000	2,683,890
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year U.S. Swap Rate + 3.650%) (E)	5.100	10-16-44	1,440,000	1,591,920
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%)	5.875	09-15-42	3,687,000	3,886,101
SBL Holdings, Inc. (E)	5.000	02-18-31	1,703,000	1,835,852
Teachers Insurance & Annuity Association of America (E)	4.270	05-15-47	1,632,000	2,006,480
Unum Group	4.125	06-15-51	832,000	848,145
Thrifts and mortgage finance 0.1%
Nationstar Mortgage Holdings, Inc. (E)	5.125	12-15-30	684,000	682,290
Nationstar Mortgage Holdings, Inc. (E)	5.500	08-15-28	582,000	591,458
Nationstar Mortgage Holdings, Inc. (E)	6.000	01-15-27	254,000	264,795
Radian Group, Inc.	4.500	10-01-24	450,000	480,996
Health care 1.5%				61,063,503
Biotechnology 0.3%
AbbVie, Inc.	3.200	11-21-29	7,297,000	8,010,986
Shire Acquisitions Investments Ireland DAC	3.200	09-23-26	2,770,000	3,018,608
Health care equipment and supplies 0.0%
Varex Imaging Corp. (E)	7.875	10-15-27	779,000	868,774
Health care providers and services 0.9%
AmerisourceBergen Corp.	2.800	05-15-30	1,794,000	1,903,119
Anthem, Inc.	2.250	05-15-30	560,000	575,345
Centene Corp.	2.500	03-01-31	1,645,000	1,647,056
Centene Corp.	3.000	10-15-30	1,383,000	1,437,131
Centene Corp.	3.375	02-15-30	677,000	706,301
Centene Corp.	4.250	12-15-27	289,000	304,895
Centene Corp.	4.625	12-15-29	618,000	677,297
Centene Corp. (E)	5.375	06-01-26	1,244,000	1,295,875
CVS Health Corp.	2.700	08-21-40	1,301,000	1,296,295
CVS Health Corp.	3.750	04-01-30	1,606,000	1,826,935
CVS Health Corp.	4.300	03-25-28	2,136,000	2,473,209
CVS Health Corp.	5.050	03-25-48	2,256,000	3,005,757
DaVita, Inc. (E)	3.750	02-15-31	1,878,000	1,821,228
DaVita, Inc. (E)	4.625	06-01-30	1,443,000	1,491,701
Encompass Health Corp.	4.500	02-01-28	462,000	479,325
Encompass Health Corp.	4.625	04-01-31	535,000	581,893
Fresenius Medical Care US Finance III, Inc. (E)	2.375	02-16-31	2,555,000	2,539,858
HCA, Inc.	4.125	06-15-29	1,559,000	1,779,408
HCA, Inc.	5.250	04-15-25	1,508,000	1,730,425
HCA, Inc.	5.250	06-15-26	1,130,000	1,316,499
MEDNAX, Inc. (E)	6.250	01-15-27	1,689,000	1,779,294
Rede D’or Finance Sarl (E)	4.500	01-22-30	2,102,000	2,141,434
Select Medical Corp. (E)	6.250	08-15-26	1,130,000	1,194,659
Universal Health Services, Inc. (E)	2.650	10-15-30	1,611,000	1,637,259
Universal Health Services, Inc. (E)	5.000	06-01-26	1,962,000	2,011,050
Life sciences tools and services 0.0%
Charles River Laboratories International, Inc. (E)	4.250	05-01-28	169,000	176,394
Pharmaceuticals 0.3%
Bausch Health Companies, Inc. (E)	5.250	01-30-30	495,000	465,874
Bausch Health Companies, Inc. (E)	6.125	04-15-25	1,343,000	1,370,699
14	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Pharmaceuticals (continued)
Bausch Health Companies, Inc. (E)	6.250	02-15-29	1,745,000	$1,736,170
Catalent Pharma Solutions, Inc. (E)	3.125	02-15-29	282,000	276,360
Catalent Pharma Solutions, Inc. (E)	5.000	07-15-27	155,000	162,169
Jazz Securities DAC (E)	4.375	01-15-29	509,000	530,521
Organon & Company (E)	5.125	04-30-31	1,470,000	1,514,100
Royalty Pharma PLC (E)	1.750	09-02-27	635,000	638,673
Viatris, Inc. (E)	2.300	06-22-27	743,000	764,306
Viatris, Inc. (E)	2.700	06-22-30	1,560,000	1,602,160
Viatris, Inc. (E)	4.000	06-22-50	2,101,000	2,274,461
Industrials 2.7%				111,660,724
Aerospace and defense 0.4%
DAE Funding LLC (E)	2.625	03-20-25	1,109,000	1,129,222
Howmet Aerospace, Inc.	5.125	10-01-24	1,441,000	1,586,454
Huntington Ingalls Industries, Inc.	3.844	05-01-25	240,000	262,618
Huntington Ingalls Industries, Inc.	4.200	05-01-30	1,692,000	1,948,191
Kratos Defense & Security Solutions, Inc. (E)	6.500	11-30-25	655,000	682,838
The Boeing Company	3.200	03-01-29	1,912,000	2,018,211
The Boeing Company	5.040	05-01-27	2,531,000	2,925,578
The Boeing Company	5.150	05-01-30	2,036,000	2,424,446
The Boeing Company	5.805	05-01-50	1,442,000	1,966,866
TransDigm, Inc.	5.500	11-15-27	3,258,000	3,363,885
Air freight and logistics 0.0%
Simpar Europe SA (E)	5.200	01-26-31	480,000	489,600
Watco Companies LLC (E)	6.500	06-15-27	217,000	232,008
XPO Logistics, Inc. (E)	6.250	05-01-25	106,000	112,493
Airlines 0.9%
Air Canada 2013-1 Class A Pass Through Trust (E)	4.125	05-15-25	696,887	710,109
Air Canada 2017-1 Class B Pass Through Trust (E)	3.700	01-15-26	575,675	554,079
Alaska Airlines 2020-1 Class B Pass Through Trust (E)	8.000	08-15-25	416,780	464,666
American Airlines 2015-1 Class A Pass Through Trust	3.375	05-01-27	3,409,981	3,358,831
American Airlines 2015-1 Class B Pass Through Trust	3.700	05-01-23	345,606	335,747
American Airlines 2016-1 Class A Pass Through Trust	4.100	01-15-28	1,335,547	1,338,605
American Airlines 2017-1 Class A Pass Through Trust	4.000	02-15-29	515,200	518,420
American Airlines 2017-1 Class AA Pass Through Trust	3.650	02-15-29	1,122,975	1,164,349
American Airlines 2017-2 Class A Pass Through Trust	3.600	10-15-29	933,960	898,121
American Airlines 2019-1 Class A Pass Through Trust	3.500	02-15-32	1,770,650	1,694,576
American Airlines 2019-1 Class AA Pass Through Trust	3.150	02-15-32	1,196,513	1,208,554
British Airways 2013-1 Class A Pass Through Trust (E)	4.625	06-20-24	479,112	497,438
British Airways 2018-1 Class A Pass Through Trust (E)	4.125	09-20-31	300,493	305,135
British Airways 2020-1 Class A Pass Through Trust (E)	4.250	11-15-32	519,782	558,427
British Airways 2020-1 Class B Pass Through Trust (E)	8.375	11-15-28	419,539	489,606
Continental Airlines 2007-1 Class A Pass Through Trust	5.983	04-19-22	200,975	203,547
Delta Air Lines, Inc.	2.900	10-28-24	2,984,000	3,024,363
Delta Air Lines, Inc.	3.800	04-19-23	1,722,000	1,776,879
Delta Air Lines, Inc.	4.375	04-19-28	1,865,000	1,954,800
Delta Air Lines, Inc. (E)	4.500	10-20-25	370,000	397,750
Delta Air Lines, Inc. (E)	4.750	10-20-28	861,000	962,168
JetBlue 2019-1 Class AA Pass Through Trust	2.750	05-15-32	1,323,101	1,357,707
United Airlines 2014-2 Class A Pass Through Trust	3.750	09-03-26	1,995,399	2,096,624
United Airlines 2014-2 Class B Pass Through Trust	4.625	09-03-22	368,889	376,602
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	2,115,145	2,120,221
United Airlines 2016-1 Class B Pass Through Trust	3.650	01-07-26	1,602,130	1,602,097
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	15

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Airlines (continued)
United Airlines 2018-1 Class B Pass Through Trust	4.600	03-01-26	252,910	$258,399
United Airlines 2019-1 Class A Pass Through Trust	4.550	08-25-31	843,320	912,125
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27	3,420,528	3,788,235
United Airlines 2020-1 Class B Pass Through Trust	4.875	01-15-26	852,036	889,313
United Airlines, Inc. (E)	4.375	04-15-26	140,000	144,043
United Airlines, Inc. (E)	4.625	04-15-29	288,000	296,280
US Airways 2010-1 Class A Pass Through Trust	6.250	04-22-23	134,675	137,613
US Airways 2011-1 Class A Pass Through Trust	7.125	10-22-23	207,380	218,710
US Airways 2012-1 Class A Pass Through Trust	5.900	10-01-24	306,527	322,491
Building products 0.1%
Builders FirstSource, Inc. (E)	4.250	02-01-32	1,413,000	1,444,793
Builders FirstSource, Inc. (E)	5.000	03-01-30	120,000	127,650
Builders FirstSource, Inc. (E)	6.750	06-01-27	159,000	170,130
Owens Corning	3.950	08-15-29	1,435,000	1,636,240
Commercial services and supplies 0.3%
Allied Universal Holdco LLC (E)	6.000	06-01-29	489,000	489,611
APX Group, Inc. (E)	5.750	07-15-29	1,322,000	1,327,314
APX Group, Inc.	7.625	09-01-23	1,406,000	1,438,197
Cimpress PLC (E)	7.000	06-15-26	1,425,000	1,496,250
Clean Harbors, Inc. (E)	4.875	07-15-27	120,000	125,850
Deluxe Corp. (E)	8.000	06-01-29	636,000	694,830
Garda World Security Corp. (E)	6.000	06-01-29	901,000	881,854
GFL Environmental, Inc. (E)	3.500	09-01-28	1,411,000	1,415,473
GFL Environmental, Inc. (E)	4.750	06-15-29	747,000	772,137
Graphic Packaging International LLC (E)	3.500	03-01-29	994,000	987,612
Legends Hospitality Holding Company LLC (E)	5.000	02-01-26	273,000	282,555
LSC Communications, Inc. (E)(G)	8.750	10-15-23	1,058,000	31,740
Prime Security Services Borrower LLC (E)	3.375	08-31-27	192,000	186,758
Prime Security Services Borrower LLC (E)	6.250	01-15-28	792,000	826,571
Stericycle, Inc. (E)	3.875	01-15-29	295,000	299,056
Williams Scotsman International, Inc. (E)	4.625	08-15-28	219,000	225,570
Construction and engineering 0.1%
AECOM	5.125	03-15-27	1,655,000	1,841,188
Global Infrastructure Solutions, Inc. (E)	5.625	06-01-29	1,270,000	1,303,338
MasTec, Inc. (E)	4.500	08-15-28	577,000	608,458
Picasso Finance Sub, Inc. (E)	6.125	06-15-25	88,000	93,280
Tutor Perini Corp. (E)	6.875	05-01-25	1,527,000	1,576,628
Electrical equipment 0.0%
Atkore, Inc. (E)	4.250	06-01-31	463,000	473,418
Industrial conglomerates 0.1%
General Electric Company	4.250	05-01-40	2,259,000	2,695,979
General Electric Company	5.550	01-05-26	2,351,000	2,802,134
Machinery 0.1%
ATS Automation Tooling Systems, Inc. (E)	4.125	12-15-28	221,000	224,868
Flowserve Corp.	3.500	10-01-30	844,000	897,475
Hillenbrand, Inc.	3.750	03-01-31	1,401,000	1,425,503
JB Poindexter & Company, Inc. (E)	7.125	04-15-26	419,000	441,521
TK Elevator US Newco, Inc. (E)	5.250	07-15-27	366,000	386,514
Professional services 0.2%
CoStar Group, Inc. (E)	2.800	07-15-30	2,009,000	2,075,420
IHS Markit, Ltd. (E)	4.000	03-01-26	1,169,000	1,300,513
IHS Markit, Ltd. (E)	4.750	02-15-25	745,000	832,463
16	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Professional services (continued)
IHS Markit, Ltd.	4.750	08-01-28	938,000	$1,116,032
TriNet Group, Inc. (E)	3.500	03-01-29	881,000	882,101
Road and rail 0.1%
Uber Technologies, Inc. (E)	7.500	05-15-25	1,178,000	1,261,579
Uber Technologies, Inc. (E)	7.500	09-15-27	2,073,000	2,265,167
Trading companies and distributors 0.4%
AerCap Ireland Capital DAC	1.750	01-30-26	1,914,000	1,902,462
AerCap Ireland Capital DAC	2.875	08-14-24	2,008,000	2,101,010
AerCap Ireland Capital DAC	3.650	07-21-27	576,000	618,516
Air Lease Corp.	2.875	01-15-26	923,000	975,930
Air Lease Corp.	3.625	12-01-27	570,000	620,297
Alta Equipment Group, Inc. (E)	5.625	04-15-26	270,000	279,450
Ashtead Capital, Inc. (E)	4.250	11-01-29	747,000	809,561
Ashtead Capital, Inc. (E)	4.375	08-15-27	1,075,000	1,126,063
Beacon Roofing Supply, Inc. (E)	4.125	05-15-29	906,000	903,735
Boise Cascade Company (E)	4.875	07-01-30	153,000	161,989
H&E Equipment Services, Inc. (E)	3.875	12-15-28	1,266,000	1,254,923
SMBC Aviation Capital Finance DAC (E)	2.300	06-15-28	878,000	896,895
United Rentals North America, Inc.	3.875	11-15-27	785,000	820,325
United Rentals North America, Inc.	3.875	02-15-31	496,000	510,205
United Rentals North America, Inc.	4.875	01-15-28	1,865,000	1,969,440
Transportation infrastructure 0.0%
Adani Ports & Special Economic Zone, Ltd. (E)	3.100	02-02-31	1,324,000	1,267,113
Information technology 1.9%				80,614,826
Communications equipment 0.2%
Motorola Solutions, Inc.	2.300	11-15-30	2,623,000	2,622,490
Motorola Solutions, Inc.	2.750	05-24-31	2,784,000	2,887,797
Motorola Solutions, Inc.	4.600	02-23-28	482,000	564,926
Motorola Solutions, Inc.	4.600	05-23-29	603,000	712,072
Telefonaktiebolaget LM Ericsson	4.125	05-15-22	1,834,000	1,883,885
IT services 0.2%
Gartner, Inc. (E)	3.625	06-15-29	573,000	586,609
Gartner, Inc. (E)	3.750	10-01-30	257,000	264,068
Gartner, Inc. (E)	4.500	07-01-28	1,789,000	1,891,868
PayPal Holdings, Inc.	2.850	10-01-29	2,783,000	3,029,797
Sabre GLBL, Inc. (E)	7.375	09-01-25	918,000	980,396
Square, Inc. (E)	2.750	06-01-26	472,000	482,620
Square, Inc. (E)	3.500	06-01-31	643,000	668,135
VeriSign, Inc.	2.700	06-15-31	1,300,000	1,345,279
VeriSign, Inc.	5.250	04-01-25	565,000	642,744
Semiconductors and semiconductor equipment 1.0%
Broadcom, Inc. (E)	3.419	04-15-33	3,670,000	3,914,335
Broadcom, Inc.	4.750	04-15-29	7,764,000	9,117,105
Broadcom, Inc.	5.000	04-15-30	2,969,000	3,544,567
KLA Corp.	4.100	03-15-29	1,520,000	1,769,653
Lam Research Corp.	4.875	03-15-49	1,283,000	1,773,759
Marvell Technology, Inc. (E)	2.450	04-15-28	2,175,000	2,249,071
Marvell Technology, Inc. (E)	4.875	06-22-28	2,472,000	2,881,069
Micron Technology, Inc.	4.185	02-15-27	4,991,000	5,652,757
Micron Technology, Inc.	4.975	02-06-26	912,000	1,055,020
Micron Technology, Inc.	5.327	02-06-29	4,248,000	5,159,608
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	17

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
NXP BV (E)	3.250	05-11-41	863,000	$912,016
NXP BV (E)	3.875	06-18-26	2,512,000	2,810,291
Qorvo, Inc. (E)	3.375	04-01-31	724,000	751,534
Skyworks Solutions, Inc.	3.000	06-01-31	559,000	586,371
Software 0.2%
Autodesk, Inc.	2.850	01-15-30	523,000	558,006
Clarivate Science Holdings Corp. (E)	3.875	06-30-28	473,000	476,905
Clarivate Science Holdings Corp. (E)	4.875	06-30-29	481,000	484,434
Crowdstrike Holdings, Inc.	3.000	02-15-29	231,000	234,176
Infor, Inc. (E)	1.750	07-15-25	413,000	424,028
j2 Global, Inc. (E)	4.625	10-15-30	828,000	879,750
Oracle Corp.	2.950	04-01-30	4,015,000	4,293,462
PTC, Inc. (E)	4.000	02-15-28	196,000	202,615
Technology hardware, storage and peripherals 0.3%
Atento Luxco 1 SA (E)	8.000	02-10-26	573,000	631,921
CDW LLC	3.250	02-15-29	460,000	461,532
Dell International LLC	4.900	10-01-26	2,645,000	3,082,986
Dell International LLC	5.300	10-01-29	2,355,000	2,883,205
Dell International LLC	5.850	07-15-25	1,093,000	1,286,123
Dell International LLC	8.350	07-15-46	1,611,000	2,637,122
Xerox Holdings Corp. (E)	5.500	08-15-28	1,269,000	1,338,719
Materials 1.0%				40,949,268
Chemicals 0.4%
Braskem Netherlands Finance BV (E)	4.500	01-31-30	1,176,000	1,240,680
Braskem Netherlands Finance BV (8.500% to 10-24-25, then 5 Year CMT + 8.220%) (E)	8.500	01-23-81	1,381,000	1,591,616
CVR Partners LP (E)	6.125	06-15-28	539,000	561,234
Cydsa SAB de CV (E)	6.250	10-04-27	1,415,000	1,471,614
FS Luxembourg Sarl (E)	10.000	12-15-25	1,340,000	1,497,463
INEOS Quattro Finance 2 PLC (E)	3.375	01-15-26	320,000	321,200
International Flavors & Fragrances, Inc. (E)	1.832	10-15-27	536,000	542,316
Methanex Corp.	4.250	12-01-24	1,190,000	1,261,412
Orbia Advance Corp. SAB de CV (E)	5.500	01-15-48	1,569,000	1,867,110
Sasol Financing USA LLC	5.500	03-18-31	1,846,000	1,924,455
Trinseo Materials Operating SCA (E)	5.125	04-01-29	928,000	944,240
Tronox, Inc. (E)	4.625	03-15-29	1,066,000	1,083,323
Valvoline, Inc. (E)	3.625	06-15-31	1,188,000	1,182,060
WR Grace & Company (E)	4.875	06-15-27	404,000	426,725
Construction materials 0.2%
Cemex SAB de CV (E)	3.875	07-11-31	1,211,000	1,253,991
Cemex SAB de CV (E)	5.200	09-17-30	1,176,000	1,287,720
Cemex SAB de CV (E)	7.375	06-05-27	1,570,000	1,776,848
Standard Industries, Inc. (E)	3.375	01-15-31	438,000	424,707
Standard Industries, Inc. (E)	5.000	02-15-27	196,000	202,125
U.S. Concrete, Inc. (E)	5.125	03-01-29	452,000	493,810
Vulcan Materials Company	3.500	06-01-30	1,228,000	1,368,951
Containers and packaging 0.1%
Ardagh Packaging Finance PLC (E)	6.000	02-15-25	850,000	876,350
Graham Packaging Company, Inc. (E)	7.125	08-15-28	74,000	78,903
Mauser Packaging Solutions Holding Company (E)	8.500	04-15-24	139,000	143,865
Owens-Brockway Glass Container, Inc. (E)	6.625	05-13-27	702,000	758,160
Reynolds Group Issuer, Inc. (E)	4.000	10-15-27	1,321,000	1,319,349
18	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Containers and packaging (continued)
Trident TPI Holdings, Inc. (E)	6.625	11-01-25	280,000	$286,650
Metals and mining 0.3%
Anglo American Capital PLC (E)	4.750	04-10-27	1,100,000	1,275,473
Arconic Corp. (E)	6.000	05-15-25	304,000	321,480
Arconic Corp. (E)	6.125	02-15-28	747,000	795,555
Commercial Metals Company	5.375	07-15-27	231,000	242,462
First Quantum Minerals, Ltd. (E)	6.500	03-01-24	500,000	509,500
First Quantum Minerals, Ltd. (E)	6.875	03-01-26	665,000	693,994
First Quantum Minerals, Ltd. (E)	6.875	10-15-27	1,134,000	1,228,973
First Quantum Minerals, Ltd. (E)	7.250	04-01-23	290,000	295,438
First Quantum Minerals, Ltd. (E)	7.500	04-01-25	583,000	604,221
FMG Resources August 2006 Pty, Ltd. (E)	4.375	04-01-31	1,283,000	1,395,263
Freeport-McMoRan, Inc.	4.625	08-01-30	1,229,000	1,350,364
Freeport-McMoRan, Inc.	5.450	03-15-43	1,122,000	1,442,264
Hudbay Minerals, Inc. (E)	4.500	04-01-26	288,000	293,040
JW Aluminum Continuous Cast Company (E)	10.250	06-01-26	461,000	484,050
Newmont Corp.	2.800	10-01-29	915,000	974,016
Novelis Corp. (E)	4.750	01-30-30	1,999,000	2,128,555
Volcan Cia Minera SAA (E)	4.375	02-11-26	303,000	292,456
Paper and forest products 0.0%
Inversiones CMPC SA (E)	3.850	01-13-30	407,000	435,287
Real estate 1.0%				40,478,548
Equity real estate investment trusts 1.0%
American Homes 4 Rent LP	4.250	02-15-28	1,635,000	1,875,501
American Tower Corp.	3.550	07-15-27	3,073,000	3,398,433
American Tower Corp.	3.800	08-15-29	885,000	996,674
Crown Castle International Corp.	3.300	07-01-30	287,000	312,546
Crown Castle International Corp.	3.650	09-01-27	2,307,000	2,572,042
Crown Castle International Corp.	3.800	02-15-28	926,000	1,040,664
CyrusOne LP	2.150	11-01-30	686,000	661,750
CyrusOne LP	3.450	11-15-29	1,401,000	1,503,259
Equinix, Inc.	1.550	03-15-28	1,970,000	1,961,939
Equinix, Inc.	1.800	07-15-27	1,127,000	1,149,575
Equinix, Inc.	2.500	05-15-31	3,405,000	3,532,391
Equinix, Inc.	3.200	11-18-29	2,276,000	2,478,054
GLP Capital LP	5.375	04-15-26	1,489,000	1,723,339
Host Hotels & Resorts LP	3.375	12-15-29	2,195,000	2,315,205
Host Hotels & Resorts LP	3.500	09-15-30	1,591,000	1,692,069
Host Hotels & Resorts LP	4.500	02-01-26	839,000	931,130
Iron Mountain, Inc. (E)	4.875	09-15-29	781,000	818,098
Iron Mountain, Inc. (E)	5.250	07-15-30	1,041,000	1,109,316
MGM Growth Properties Operating Partnership LP (E)	3.875	02-15-29	798,000	817,064
RHP Hotel Properties LP (E)	4.500	02-15-29	1,734,000	1,751,340
RLJ Lodging Trust LP (E)	3.750	07-01-26	734,000	743,175
SBA Communications Corp.	3.875	02-15-27	1,525,000	1,572,656
SBA Tower Trust (E)	2.836	01-15-25	1,172,000	1,222,607
Uniti Group LP (E)	6.500	02-15-29	593,000	601,041
Ventas Realty LP	3.500	02-01-25	1,355,000	1,460,202
VICI Properties LP (E)	4.125	08-15-30	642,000	675,217
VICI Properties LP (E)	4.625	12-01-29	993,000	1,062,510
XHR LP (E)	4.875	06-01-29	490,000	500,751
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	19

	Rate (%)	Maturity date	Par value^	Value
Utilities 0.6%				$26,673,438
Electric utilities 0.4%
ABY Transmision Sur SA (E)	6.875	04-30-43	831,328	1,064,100
Emera US Finance LP	3.550	06-15-26	797,000	875,965
FirstEnergy Corp.	2.650	03-01-30	1,040,000	1,059,552
Instituto Costarricense de Electricidad (E)	6.375	05-15-43	515,000	450,630
Israel Electric Corp., Ltd. (E)	6.875	06-21-23	300,000	333,572
NextEra Energy Capital Holdings, Inc.	3.550	05-01-27	3,165,000	3,544,217
NRG Energy, Inc. (E)	2.450	12-02-27	1,425,000	1,456,558
NRG Energy, Inc. (E)	3.375	02-15-29	244,000	242,780
NRG Energy, Inc. (E)	3.625	02-15-31	671,000	676,033
NRG Energy, Inc. (E)	4.450	06-15-29	1,077,000	1,214,160
Vistra Operations Company LLC (E)	3.700	01-30-27	2,586,000	2,770,756
Vistra Operations Company LLC (E)	4.300	07-15-29	2,115,000	2,314,204
Gas utilities 0.1%
AmeriGas Partners LP	5.500	05-20-25	1,060,000	1,169,286
Infraestructura Energetica Nova SAB de CV (E)	4.750	01-15-51	2,606,000	2,683,346
Suburban Propane Partners LP (E)	5.000	06-01-31	852,000	885,015
Independent power and renewable electricity producers 0.1%
AES Panama Generation Holdings SRL (E)	4.375	05-31-30	1,201,000	1,242,687
DPL, Inc.	4.125	07-01-25	1,008,000	1,080,778
LLPL Capital Pte, Ltd. (E)	6.875	02-04-39	136,800	159,885
NextEra Energy Operating Partners LP (E)	3.875	10-15-26	1,071,000	1,127,228
NextEra Energy Operating Partners LP (E)	4.500	09-15-27	255,000	274,763
Multi-utilities 0.0%

Dominion Energy, Inc.	3.375	04-01-30	1,031,000	1,143,558

NiSource, Inc.	3.600	05-01-30	808,000	904,365
Municipal bonds 0.1%				$4,154,820
(Cost $3,869,950)
New Jersey Transportation Trust Fund Authority	4.081	06-15-39	1,523,000	1,759,011
New Jersey Transportation Trust Fund Authority	4.131	06-15-42	95,000	110,001

State Board of Administration Finance Corp. (Florida)	1.705	07-01-27	2,221,000	2,285,808
Term loans (H) 0.0%				$1,609,448
(Cost $1,608,986)
Communication services 0.0%				201,859
Media 0.0%
AP Core Holdings II LLC, Term Loan B2 (I)	TBD	07-21-27	203,000	201,859
Industrials 0.0%				1,407,589
Professional services 0.0%

CoreLogic, Inc., Term Loan (1 month LIBOR + 3.500%)	4.000	06-02-28	1,416,000	1,407,589
Collateralized mortgage obligations 2.2%				$91,412,205
(Cost $94,698,704)
Commercial and residential 1.8%				73,863,539
Angel Oak Mortgage Trust LLC
Series 2020-R1, Class A1 (E)(J)	0.990	04-25-53	1,473,951	1,474,647
Series 2021-2, Class A1 (E)(J)	0.985	04-25-66	1,137,416	1,137,309
AOA Mortgage Trust
Series 2015-1177, Class C (E)(J)	3.010	12-13-29	290,000	289,902
Arroyo Mortgage Trust
Series 2021-1R, Class A1 (E)(J)	1.175	10-25-48	1,822,638	1,825,306
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class ENM (E)(J)	3.719	11-05-32	575,000	520,951
BBCMS Mortgage Trust
20	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2019-C5, Class A2	3.043	11-15-52	665,000	$700,549
Series 2020-C6, Class A2	2.690	02-15-53	822,000	862,337
BBCMS Trust
Series 2015-MSQ, Class D (E)(J)	3.990	09-15-32	385,000	391,297
Series 2015-SRCH, Class D (E)(J)	4.957	08-10-35	840,000	948,086
Benchmark Mortgage Trust
Series 2019-B12, Class A2	3.001	08-15-52	905,000	950,363
Series 2019-B13, Class A2	2.889	08-15-57	780,000	818,301
BRAVO Residential Funding Trust
Series 2021-NQM1, Class A1 (E)(J)	0.941	02-25-49	1,104,186	1,105,785
BWAY Mortgage Trust
Series 2015-1740, Class XA IO (E)	0.896	01-10-35	7,015,000	27,851
BX Commercial Mortgage Trust
Series 2018-BIOA, Class D (1 month LIBOR + 1.321%) (C)(E)	1.414	03-15-37	1,604,000	1,607,995
Series 2020-VKNG, Class A (1 month LIBOR + 0.930%) (C)(E)	1.023	10-15-37	1,802,000	1,804,995
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class D (1 month LIBOR + 1.750%) (C)(E)	1.843	12-15-37	230,000	230,572
Series 2019-LIFE, Class F (1 month LIBOR + 2.550%) (C)(E)	2.643	12-15-37	946,000	949,246
Citigroup Commercial Mortgage Trust
Series 2019-PRM, Class A (E)	3.341	05-10-36	1,286,000	1,367,436
Series 2019-SMRT, Class A (E)	4.149	01-10-36	579,000	625,598
COLT Funding LLC
Series 2021-2, Class A1 (E)(J)	0.924	08-25-66	1,813,000	1,816,442
COLT Mortgage Loan Trust
Series 2020-1, Class A1 (E)(J)	2.488	02-25-50	259,445	260,580
COLT Trust
Series 2020-RPL1, Class A1 (E)(J)	1.390	01-25-65	2,347,258	2,371,115
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR2, Class XA IO	1.614	08-15-45	3,623,284	30,174
Series 2012-CR3, Class XA IO	1.838	10-15-45	5,257,454	69,465
Series 2014-CR15, Class XA IO	0.716	02-10-47	4,530,894	75,192
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG)
Series 2018-COR3, Class XA IO	0.441	05-10-51	9,629,538	265,072
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2013-300P, Class D (E)(J)	4.394	08-10-30	880,000	911,332
Series 2017-PANW, Class A (E)	3.244	10-10-29	305,000	318,189
Series 2020-CBM, Class A2 (E)	2.896	02-10-37	987,000	1,008,569
Credit Suisse Mortgage Capital Certificates
Series 2019-AFC1, Class A1 (E)	2.573	07-25-49	448,755	455,197
Series 2019-ICE4, Class D (1 month LIBOR + 1.600%) (C)(E)	1.693	05-15-36	1,390,000	1,393,923
Series 2020-AFC1, Class A1 (E)(J)	2.240	02-25-50	1,025,834	1,040,165
Series 2020-NET, Class A (E)	2.257	08-15-37	492,000	510,335
Series 2021-NQM2, Class A1 (E)(J)	1.179	02-25-66	1,746,120	1,746,726
Series 2021-NQM3, Class A1 (E)(J)	1.015	04-25-66	1,552,277	1,553,458
Series 2021-NQM5, Class A1 (E)(J)	0.938	05-25-66	1,341,000	1,340,990
Ellington Financial Mortgage Trust
Series 2021-1, Class A1 (E)(J)	0.797	02-25-66	900,858	898,576
Series 2021-2, Class A1 (E)(J)	0.931	06-25-66	1,620,093	1,624,965
Flagstar Mortgage Trust
Series 2021-1, Class A2 (E)(J)	2.500	02-01-51	2,615,492	2,672,568
GCAT Trust
Series 2019-NQM1, Class A1 (E)	2.985	02-25-59	840,944	845,007
Series 2021-NQM1, Class A1 (E)(J)	0.874	01-25-66	1,636,060	1,630,103
Series 2021-NQM2, Class A1 (E)(J)	1.036	05-25-66	1,231,251	1,228,806
Series 2021-NQM3, Class A1 (E)(J)	1.091	05-25-66	2,064,168	2,069,251
GS Mortgage Securities Trust
Series 2015-590M, Class C (E)(J)	3.805	10-10-35	320,000	339,618
Series 2017-485L, Class C (E)(J)	3.982	02-10-37	250,000	263,819
Series 2019-GC40, Class A2	2.971	07-10-52	845,000	886,194
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	21

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2020-UPTN, Class A (E)	2.751	02-10-37	650,000	$684,880
GS Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1 (E)(J)	1.382	09-27-60	421,449	423,395
Series 2021-NQM1, Class A1 (E)(J)	1.017	07-25-61	1,000,141	1,002,091
Imperial Fund Mortgage Trust
Series 2021-NQM1, Class A1 (E)(J)	1.071	06-25-56	1,199,602	1,200,773
IMT Trust
Series 2017-APTS, Class AFX (E)	3.478	06-15-34	330,000	350,625
Series 2017-APTS, Class CFX (E)(J)	3.497	06-15-34	400,000	418,761
Irvine Core Office Trust
Series 2013-IRV, Class A2 (E)(J)	3.173	05-15-48	1,370,000	1,429,145
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-HSBC, Class XA IO (E)	1.431	07-05-32	5,755,118	56,043
Series 2020-NNN, Class AFX (E)	2.812	01-16-37	1,161,000	1,215,637
KNDL Mortgage Trust
Series 2019-KNSQ, Class D (1 month LIBOR + 1.350%) (C)(E)	1.443	05-15-36	840,000	840,521
Life Mortgage Trust
Series 2021-BMR, Class A (1 month LIBOR + 0.700%) (C)(E)	0.794	03-15-38	1,589,000	1,590,982
Series 2021-BMR, Class D (1 month LIBOR + 1.400%) (C)(E)	1.494	03-15-38	1,244,000	1,248,725
MFA Trust
Series 2020-NQM1, Class A1 (E)(J)	1.479	03-25-65	348,722	351,446
Series 2020-NQM3, Class A1 (E)(J)	1.014	01-26-65	928,142	929,282
Series 2021-NQM1, Class A1 (E)(J)	1.153	04-25-65	1,475,317	1,474,050
Morgan Stanley Capital I Trust
Series 2017-CLS, Class D (1 month LIBOR + 1.400%) (C)(E)	1.493	11-15-34	1,125,000	1,125,355
Natixis Commercial Mortgage Securities Trust
Series 2018-285M, Class D (E)(J)	3.790	11-15-32	464,000	470,330
Series 2018-ALXA, Class C (E)(J)	4.316	01-15-43	380,000	407,647
OBX Trust
Series 2020-EXP2, Class A3 (E)(J)	2.500	05-25-60	680,687	691,759
Series 2021-NQM2, Class A1 (E)(J)	1.101	05-25-61	2,144,568	2,149,929
One Market Plaza Trust
Series 2017-1MKT, Class D (E)	4.146	02-10-32	240,000	244,396
Provident Funding Mortgage Trust
Series 2020-F1, Class A2 (E)(J)	2.000	01-25-36	2,300,348	2,348,810
SLG Office Trust
Series 2021-OVA, Class D (E)	2.851	07-15-41	1,738,000	1,780,646
Starwood Mortgage Residential Trust
Series 2020-3, Class A1 (E)(J)	1.486	04-25-65	719,613	722,732
Verus Securitization Trust
Series 2020-5, Class A1 (E)	1.218	05-25-65	644,886	646,422
Series 2021-3, Class A1 (E)(J)	1.046	06-25-66	2,285,000	2,289,028
Series 2021-4, Class A1 (E)(J)	0.938	07-25-66	1,076,000	1,076,865
Series 2021-R1, Class A1 (E)(J)	0.820	10-25-63	1,369,439	1,369,254
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class XA IO (E)	1.863	11-15-45	4,022,496	59,653
U.S. Government Agency 0.4%				17,548,666
Federal Home Loan Mortgage Corp.
Series K017, Class X1 IO	1.283	12-25-21	2,670,864	122
Series K021, Class X1 IO	1.376	06-25-22	266,760	1,717
Series K022, Class X1 IO	1.171	07-25-22	9,759,155	67,231
Government National Mortgage Association
Series 2012-114, Class IO	0.658	01-16-53	1,351,175	30,723
Series 2016-174, Class IO	0.824	11-16-56	3,093,896	168,220
Series 2017-109, Class IO	0.463	04-16-57	3,885,649	135,803
Series 2017-124, Class IO	0.675	01-16-59	3,640,236	172,964
Series 2017-135, Class IO	0.768	10-16-58	3,072,084	150,286
Series 2017-140, Class IO	0.531	02-16-59	1,472,579	64,631
Series 2017-159, Class IO	0.482	06-16-59	2,582,255	112,949
22	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2017-169, Class IO	0.602	01-16-60	6,072,938	$291,720
Series 2017-20, Class IO	0.698	12-16-58	4,521,019	191,044
Series 2017-22, Class IO	0.854	12-16-57	1,397,514	77,993
Series 2017-41, Class IO	0.683	07-16-58	3,749,317	171,083
Series 2017-46, Class IO	0.635	11-16-57	3,882,159	180,838
Series 2017-61, Class IO	0.734	05-16-59	1,742,268	90,379
Series 2018-158, Class IO	0.736	05-16-61	3,941,642	260,975
Series 2018-35, Class IO	0.532	03-16-60	5,319,214	232,290
Series 2018-43, Class IO	0.535	05-16-60	7,422,770	364,627
Series 2018-68, Class IO	0.450	01-16-60	7,651,053	365,809
Series 2018-69, Class IO	0.575	04-16-60	5,011,520	307,452
Series 2018-81, Class IO	0.470	01-16-60	6,230,585	286,094
Series 2018-9, Class IO	0.498	01-16-60	9,422,967	448,722
Series 2019-131, Class IO	0.891	07-16-61	4,303,222	294,855
Series 2020-100, Class IO	0.868	05-16-62	4,823,363	373,866
Series 2020-108, Class IO	0.911	06-16-62	29,422,273	2,310,611
Series 2020-114, Class IO	0.924	09-16-62	14,003,084	1,117,649
Series 2020-118, Class IO	0.966	06-16-62	11,566,630	966,925
Series 2020-119, Class IO	0.796	08-16-62	6,024,442	448,732
Series 2020-120, Class IO	0.851	05-16-62	3,073,018	243,843
Series 2020-137, Class IO	0.843	09-16-62	22,266,074	1,692,222
Series 2020-150, Class IO	0.983	12-16-62	9,945,200	842,003
Series 2020-170, Class IO	0.886	11-16-62	13,668,578	1,119,167
Series 2020-92, Class IO	0.988	02-16-62	11,371,364	947,959
Series 2021-110, Class IO	0.890	11-16-63	7,780,271	665,939
Series 2021-3, Class IO	0.919	09-16-62	23,782,760	1,987,906

Series 2021-40, Class IO	0.843	02-16-63	4,559,362	363,317
Asset backed securities 3.1%				$131,927,470
(Cost $129,785,556)
Asset backed securities 3.1%				131,927,470
AMSR Trust
Series 2020-SFR4, Class A (E)	1.355	11-17-37	2,300,000	2,312,082
Applebee’s Funding LLC
Series 2019-1A, Class A2I (E)	4.194	06-07-49	2,126,928	2,176,932
Arby’s Funding LLC
Series 2020-1A, Class A2 (E)	3.237	07-30-50	2,237,400	2,352,827
Avis Budget Rental Car Funding AESOP LLC
Series 2019-3A, Class A (E)	2.360	03-20-26	2,072,000	2,171,215
Series 2020-1A, Class A (E)	2.330	08-20-26	1,147,000	1,204,739
Bojangles Issuer LLC
Series 2020-1A, Class A2 (E)	3.832	10-20-50	1,153,000	1,209,728
BRE Grand Islander Timeshare Issuer LLC
Series 2019-A, Class A (E)	3.280	09-26-33	554,813	582,789
CARS-DB4 LP
Series 2020-1A, Class B1 (E)	4.170	02-15-50	1,485,000	1,541,485
CF Hippolyta LLC
Series 2020-1, Class A1 (E)	1.690	07-15-60	2,237,916	2,288,037
Series 2021-1A, Class A1 (E)	1.530	03-15-61	2,182,385	2,220,359
CLI Funding VI LLC
Series 2020-1A, Class A (E)	2.080	09-18-45	3,207,787	3,242,370
CLI Funding VIII LLC
Series 2021-1A, Class A (E)	1.640	02-18-46	2,321,602	2,320,125
CoreVest American Finance Trust
Series 2019-3, Class A (E)	2.705	10-15-52	402,444	423,131
CWABS Asset-Backed Certificates Trust
Series 2004-10, Class AF5B	4.398	02-25-35	25,716	25,656
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	23

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
DataBank Issuer
Series 2021-1A, Class A2 (E)	2.060	02-27-51	1,103,000	$1,125,330
DB Master Finance LLC
Series 2017-1A, Class A2I (E)	3.629	11-20-47	515,678	520,308
Series 2017-1A, Class A2II (E)	4.030	11-20-47	830,115	881,532
Series 2019-1A, Class A2I (E)	3.787	05-20-49	3,463,313	3,498,846
Diamond Infrastructure Funding LLC
Series 2021-1A, Class C (E)	3.475	04-15-49	514,000	516,513
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A23 (E)	4.118	07-25-47	2,617,080	2,825,243
Series 2021-1A, Class A2I (E)	2.662	04-25-51	1,518,195	1,583,918
Driven Brands Funding LLC
Series 2020-2A, Class A2 (E)	3.237	01-20-51	1,520,360	1,579,137
FirstKey Homes Trust
Series 2020-SFR1, Class A (E)	1.339	09-17-25	2,281,358	2,299,098
Series 2020-SFR2, Class A (E)	1.266	10-19-37	2,536,390	2,545,660
Series 2021-SFR1, Class A (E)	1.538	08-17-38	2,622,000	2,645,317
Series 2021-SFR1, Class D (E)	2.189	08-17-38	1,729,000	1,745,717
Five Guys Funding LLC
Series 2017-1A, Class A2 (E)	4.600	07-25-47	1,090,758	1,141,967
FOCUS Brands Funding LLC
Series 2017-1A, Class A2IB (E)	3.857	04-30-47	739,376	757,875
Ford Credit Auto Owner Trust
Series 2020-1, Class A (E)	2.040	08-15-31	2,402,000	2,507,557
Ford Credit Floorplan Master Owner Trust
Series 2019-2, Class A	3.060	04-15-26	2,576,000	2,743,706
Series 2020-2, Class A	1.060	09-15-27	2,179,000	2,187,826
GM Financial Automobile Leasing Trust
Series 2021-2, Class A4	0.410	05-20-25	626,000	625,915
GMF Floorplan Owner Revolving Trust
Series 2019-2, Class A (E)	2.900	04-15-26	2,135,000	2,266,572
Series 2020-1, Class A (E)	0.680	08-15-25	935,000	939,936
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 (E)	3.208	01-22-29	1,423,000	1,423,256
Series 2021-1A, Class A2 (E)	2.773	04-20-29	1,642,000	1,651,083
Hilton Grand Vacations Trust
Series 2017-AA, Class A (E)	2.660	12-26-28	639,648	654,789
Series 2018-AA, Class A (E)	3.540	02-25-32	518,509	545,778
Honda Auto Receivables Owner Trust
Series 2021-2, Class A4	0.550	08-16-27	1,172,000	1,171,335
Jack in the Box Funding LLC
Series 2019-1A, Class A23 (E)	4.970	08-25-49	1,276,355	1,421,796
Series 2019-1A, Class A2I (E)	3.982	08-25-49	1,003,418	1,027,399
Laurel Road Prime Student Loan Trust
Series 2019-A, Class A2FX (E)	2.730	10-25-48	137,285	139,846
Mill City Mortgage Loan Trust
Series 2018-3, Class A1 (E)(J)	3.472	08-25-58	264,223	273,924
MVW Owner Trust
Series 2018-1A, Class A (E)	3.450	01-21-36	461,795	479,088
Navient Private Education Loan Trust
Series 2016-AA, Class A2A (E)	3.910	12-15-45	242,876	256,481
Navient Private Education Refi Loan Trust
Series 2019-FA, Class A2 (E)	2.600	08-15-68	1,179,295	1,202,800
Navient Student Loan Trust
Series 2020-2A, Class A1A (E)	1.320	08-26-69	1,664,786	1,665,652
Neighborly Issuer LLC
Series 2021-1A, Class A2 (E)	3.584	04-30-51	2,905,000	3,011,846
NRZ Excess Spread-Collateralized Notes
Series 2018-FNT1, Class A (E)	3.610	05-25-23	211,604	212,259
Series 2018-FNT2, Class A (E)	3.790	07-25-54	141,796	141,887
Series 2021-FHT1, Class A (E)	3.104	07-25-26	652,000	650,279
24	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Oxford Finance Funding LLC
Series 2019-1A, Class A2 (E)	4.459	02-15-27	843,318	$869,618
PFS Financing Corp.
Series 2020-E, Class A (E)	1.000	10-15-25	1,362,000	1,376,022
Progress Residential Trust
Series 2020-SFR1, Class A (E)	1.732	04-17-37	1,132,000	1,149,250
Renaissance Home Equity Loan Trust
Series 2005-2, Class AF4	4.934	08-25-35	260,092	269,095
Santander Revolving Auto Loan Trust
Series 2019-A, Class A (E)	2.510	01-26-32	2,804,000	2,963,704
ServiceMaster Funding LLC
Series 2021-1, Class A2I (E)	2.865	07-30-51	1,808,000	1,808,000
Sesac Finance LLC
Series 2019-1, Class A2 (E)	5.216	07-25-49	1,713,040	1,839,514
Sierra Timeshare Receivables Funding LLC
Series 2019-1A, Class A (E)	3.200	01-20-36	305,064	315,865
SMB Private Education Loan Trust
Series 2015-C, Class A2A (E)	2.750	07-15-27	93,498	94,344
Series 2019-B, Class A2A (E)	2.840	06-15-37	2,065,374	2,162,252
Series 2020-PTA, Class A2A (E)	1.600	09-15-54	788,000	800,394
Series 2021-A, Class APT2 (E)	1.070	01-15-53	1,328,287	1,320,927
Sonic Capital LLC
Series 2020-1A, Class A2I (E)	3.845	01-20-50	1,945,691	2,070,215
Series 2021-1A, Class A2I (E)	2.190	08-20-51	1,491,000	1,491,000
Sunbird Engine Finance LLC
Series 2020-1A, Class A (E)	3.671	02-15-45	439,231	427,795
Taco Bell Funding LLC
Series 2018-1A, Class A2I (E)	4.318	11-25-48	2,243,475	2,248,074
TIF Funding II LLC
Series 2021-1A, Class A (E)	1.650	02-20-46	1,345,750	1,340,053
Towd Point Mortgage Trust
Series 2015-1, Class A5 (E)(J)	3.220	10-25-53	566,000	592,086
Series 2015-2, Class 1M2 (E)(J)	3.418	11-25-60	815,000	851,345
Series 2017-1, Class A1 (E)(J)	2.750	10-25-56	432,042	438,505
Series 2017-2, Class A1 (E)(J)	2.750	04-25-57	87,544	88,707
Series 2018-1, Class A1 (E)(J)	3.000	01-25-58	299,641	307,541
Series 2018-3, Class A1 (E)(J)	3.750	05-25-58	487,767	514,516
Series 2018-4, Class A1 (E)(J)	3.000	06-25-58	1,001,899	1,041,118
Series 2018-5, Class A1A (E)(J)	3.250	07-25-58	138,112	140,756
Series 2018-6, Class A1A (E)(J)	3.750	03-25-58	1,363,415	1,401,529
Series 2019-1, Class A1 (E)(J)	3.722	03-25-58	1,173,893	1,237,674
Series 2019-4, Class A1 (E)(J)	2.900	10-25-59	1,196,001	1,239,475
Series 2020-4, Class A1 (E)	1.750	10-25-60	1,510,765	1,531,814
Toyota Auto Loan Extended Note Trust
Series 2019-1A, Class A (E)	2.560	11-25-31	4,173,000	4,407,849
Series 2020-1A, Class A (E)	1.350	05-25-33	1,670,000	1,707,613
Triton Container Finance VIII LLC
Series 2020-1A, Class A (E)	2.110	09-20-45	3,159,167	3,205,725
Series 2021-1A, Class A (E)	1.860	03-20-46	2,090,055	2,094,273
Vantage Data Centers LLC
Series 2020-1A, Class A2 (E)	1.645	09-15-45	1,734,000	1,749,683
Series 2020-2A, Class A2 (E)	1.992	09-15-45	1,513,000	1,526,236
Verizon Owner Trust
Series 2020-B, Class A	0.470	02-20-25	2,722,000	2,731,175
VR Funding LLC
Series 2020-1A, Class A (E)	2.790	11-15-50	2,172,606	2,147,004
VSE VOI Mortgage LLC
Series 2017-A, Class A (E)	2.330	03-20-35	771,845	790,442
Wendy’s Funding LLC
Series 2021-1A, Class A2I (E)	2.370	06-15-51	1,511,000	1,536,868
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	25

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Westgate Resorts LLC
Series 2017-1A, Class A (E)	3.050	12-20-30	78,664	$78,606
Willis Engine Structured Trust V
Series 2020-A, Class A (E)	3.228	03-15-45	401,588	406,016
Zaxby’s Funding LLC
Series 2021-1A, Class A2 (E)	3.238	07-30-51	2,593,000	2,675,846

	Yield (%)	Shares	Value
Short-term investments 2.1%			$88,683,053
(Cost $88,679,796)
Short-term funds 1.4%			58,862,053
Federated Government Obligations Fund, Institutional Class	0.0100(K)	41,071,916	41,071,916
John Hancock Collateral Trust (L)	0.0455(K)	1,777,823	17,790,137

	Par value^	Value
Repurchase agreement 0.7%		29,821,000
Barclays Tri-Party Repurchase Agreement dated 7-30-21 at 0.050% to be repurchased at $29,821,124 on 8-2-21, collateralized by $30,779,100 U.S. Treasury Notes, 0.250% due 6-30-25 (valued at $30,417,563)	29,821,000	29,821,000

Total investments (Cost $3,070,265,459) 101.4%	$4,265,087,635
Other assets and liabilities, net (1.4%)	(57,200,127)
Total net assets 100.0%	$4,207,887,508

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 7-31-21. The value of securities on loan amounted to $17,436,272.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Security purchased or sold on a when-issued or delayed delivery basis.
(E)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $523,161,374 or 12.4% of the fund’s net assets as of 7-31-21.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	Non-income producing - Issuer is in default.
(H)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(I)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(J)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(K)	The rate shown is the annualized seven-day yield as of 7-31-21.
(L)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
26	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of July 31, 2021, by major security category or type:
	Total value at 7-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks	2,378,789,268	$2,308,457,376	$70,331,892	—
Preferred securities	5,412,180	5,412,180	—	—
U.S. Government and Agency obligations	642,534,605	—	642,534,605	—
Foreign government obligations	8,768,528	—	8,768,528	—
Corporate bonds	911,796,058	—	911,796,058	—
Municipal bonds	4,154,820	—	4,154,820	—
Term loans	1,609,448	—	1,609,448	—
Collateralized mortgage obligations	91,412,205	—	91,412,205	—
Asset backed securities	131,927,470	—	131,927,470	—
Short-term investments	88,683,053	58,862,053	29,821,000	—
Total investments in securities	$4,265,087,635	$2,372,731,609	$1,892,356,026	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	1,777,823	$1,000,545	$65,735,457	$(48,948,293)	$(915)	$3,343	$16,956	—	$17,790,137
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
28	|